Investments accounted for using the equity method	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Investments accounted for using the equity method	14. Investments accounted for using the equity method

16. Investments accounted for using the equity method

In April 2017, the Company entered into a 50% joint venture with an early-stage solar development company, ISS, to develop a diversified portfolio of 38 utility-scale solar projects in 9 different states, representing a total electricity generating capacity of approximately 1.8 gigawatts, through an investment entity called Caret, LLC (the “ISS Joint Venture”).

Under the terms of the ISS Joint Venture, the Company committed to invest $14.1 million in the ISS Joint Venture for its 50% equity interest, after reducing the commitment by $0.8 million in potential brokerage commissions that have not been required and which have been credited towards the Company’s commitment. The $14.1 million commitment was allocated to each of the projects based on monthly capital contributions determined with reference to completion of specific project development milestones under an approved development budget for the ISS Joint Venture. To June 29, 2021, the Company contributed $13.1 million of the $14.1 million commitment to the ISS Joint Venture, leaving a remaining capital commitment at June 30, 2021, of $1.1 million, which was recorded in trade and other payables. 20 projects within the portfolio were discontinued in the year ended June 30, 2021, resulting in a write off of capitalized costs of $7.0 million related to those projects.

The joint venture was accounted for as an investment under the equity method at March 31, 2018. During the year ended March 31, 2019, the Company made the decision to sell its portfolio of solar projects held within the ISS Joint Venture, and the Joint Venture assets were reclassified as assets held for sale. In the year ended June 30, 2020, sale of the entire portfolio was not successful, and the Company commenced a process to take control of the portfolio from the Joint Venture partner, which was expected to result in a slower project realization timeframe. Accordingly, the portion of the investment that was expected to be realized in near term sales within 12 months remained in assets held for sale, whereas the remainder of the portfolio was reclassified back to investments accounted for under the equity method.

On June 30, 2021, the Company acquired the remaining 50% of Caret from ISS, for a consideration of $1. Accordingly, the book value of $8.1 million of the investments accounted for using the equity method have been derecognized upon acquisition, and the fair value of 100% of the consolidated capitalized project development costs recorded as an intangible asset upon acquisition, as detailed in Note 12b.

Reconciliation of the ISS Joint Venture investment is as follows:

Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Capital commitment	-	-	-
Commission credit	-	-	-
Discontinued projects	-	-	-
Acquisition costs	-	-	-
Total	-	-	-

Allocation of the net book value of the equity accounted investment in the ISS Joint Venture, between current assets held for sale, and non-current investments (as disclosed in Note 16), until acquisition and consolidation on June 30, 2021, was as follows:

Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Assets classified as held for sale	-	-	-
Investments accounted for using the equity method	-	-	-
Total	-	-	-

The table below provides summarized financial information for the ISS Joint Venture. The information disclosed reflects the amounts presented in the financial statements of ISS Joint Venture, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy. The summarized financial information for the ISS Joint Venture does not represent the Company’s share of those amounts.

Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Current assets	-	-	-
Non-current assets	-	-	-
Total	-	-	-

Reconciliation to carrying amounts of the ISS Joint Venture:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Opening net assets	-	-	24,390
Commission credit	-	-	-
Commission credit on abandonments	-	-	-
Sundry income	-	-	-
Project swaps	-	-	-
Abandoned projects	-	-	(13,900)
Acquisition of controlling interest	-	-	(10,490)
Net assets	-	-	-
VivoPower share in %	N/A	N/A	50%
VivoPower share in $ (excluding funding obligation)	-	-	-
Commission credit	-	-	-
Acquisition costs	-	-	-
Net Assets	-	-	-